TAXATION - Expiration Dates of Operating Loss Carryforward (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 859,727
2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	11,016
2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	9,995
2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	12,127
2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	13,995
2025 and thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 812,594